FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Financial liabilities at amortised cost	$ 1,059,240	$ 6,379,922
Book value [member]
Financial Assets
Financial assets at amortised cost	241,133,749	259,385,292
Financial Liabilities
Financial liabilities at amortised cost	296,539,295	286,884,746
Book value [member] | Deposits [member]
Financial Liabilities
Financial liabilities at amortised cost	288,458,097
Book value [member] | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		269,644,541
Book value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	769,410	305,295
Book value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	6,252,548	8,833,545
Book value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	1,059,240	6,379,922
Book value [member] | Subordinated negotiable obligations [member]
Financial Liabilities
Financial liabilities at amortised cost		1,721,443
Book value [member] | Cash and due from banks [member]
Financial Assets
Financial assets at amortised cost	32,574,118	55,357,647
Book value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	1,544,353	1,324,257
Book value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	155,474,329	159,085,216
Book value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	42,849,578	33,742,603
Book value [member] | Other Debt Securities
Financial Assets
Financial assets at amortised cost	8,236,582	9,547,351
Book value [member] | Financial assets in guarantee [member]
Financial Assets
Financial assets at amortised cost	454,789	328,218
Fair value [member]
Financial Assets
Financial assets at amortised cost	254,490,294	269,961,987
Financial Liabilities
Financial liabilities at amortised cost	298,290,422	287,619,444
Fair value [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	85,659,420	100,300,074
Financial Liabilities
Financial liabilities at amortised cost	1,828,650	8,484,884
Fair value [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	168,830,874	169,661,913
Financial Liabilities
Financial liabilities at amortised cost	296,461,772	279,134,560
Fair value [member] | Deposits [member]
Financial Liabilities
Financial liabilities at amortised cost	289,841,919
Fair value [member] | Deposits [member] | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	289,841,919
Fair value [member] | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		270,669,910
Fair value [member] | Repo transactions | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost		270,669,910
Fair value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	769,410	305,295
Fair value [member] | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	769,410	305,295
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	6,619,853	8,464,650
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	6,619,853	8,464,650
Fair value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	1,059,240	6,379,922
Fair value [member] | Unsubordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	1,059,240	6,379,922
Fair value [member] | Subordinated negotiable obligations [member]
Financial Liabilities
Financial liabilities at amortised cost		1,799,667
Fair value [member] | Subordinated negotiable obligations [member] | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost		1,799,667
Fair value [member] | Cash and due from banks [member]
Financial Assets
Financial assets at amortised cost	32,574,118	55,357,646
Fair value [member] | Cash and due from banks [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	32,574,118	55,357,646
Fair value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	1,544,353	1,324,256
Fair value [member] | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,544,353	1,324,256
Fair value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	168,830,874	169,661,913
Fair value [member] | Loans and other financing [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	168,830,874	169,661,913
Fair value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	42,849,578	33,742,602
Fair value [member] | Reverse Repo transactions | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	42,849,578	33,742,602
Fair value [member] | Other Debt Securities
Financial Assets
Financial assets at amortised cost	8,236,582	9,547,352
Fair value [member] | Other Debt Securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	8,236,582	9,547,352
Fair value [member] | Financial assets in guarantee [member]
Financial Assets
Financial assets at amortised cost	454,789	328,218
Fair value [member] | Financial assets in guarantee [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 454,789	$ 328,218